Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for René F. Jones¹ ($)	Compensation Actually Paid to René F. Jones¹,²,³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Return on Tangible Common Equity 5
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	9,385,557	9,677,118	3,852,702	3,883,837	92.38	96.65	2,741	17.6%
2022	8,815,707	8,747,318	4,052,188	4,106,681	93.94	97.52	1,992	16.7%
2021	6,868,174	9,143,656	3,554,911	4,583,251	96.83	124.06	1,859	16.8%
2020	5,532,007	3,876,327	3,254,389	2,358,820	77.91	89.69	1,353	12.8%

1.	Mr. Jones was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020—2021	2022	2023
Darren J. King	Darren J. King	Daryl Bible
Richard S. Gold	Richard S. Gold	Darren J. King
Kevin J. Pearson	Kevin J. Pearson	Kevin J. Pearson
Doris P. Meister	Christopher E. Kay	Christopher E. Kay
Doris P. Meister

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by M&T’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for René F. Jones ($)	Exclusion of Change in Pension Value for René F. Jones ($)	Exclusion of Stock Awards and Option Awards for René F. Jones ($)	Inclusion of Pension Service Cost for René F. Jones ($)	Inclusion of Equity Values for René F. Jones ($)	Compensation Actually Paid to René F. Jones ($)
2023	9,385,557	(11,982)	(6,000,130)	—	6,303,673	9,677,118
2022	8,815,707	—	(5,300,278)	—	5,231,889	8,747,318
2021	6,868,174	—	(4,250,256)	—	6,525,738	9,143,656
2020	5,532,007	(66,115)	(3,550,087)	—	1,960,522	3,876,327

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,852,702	(33,416)	(2,045,257)	15,680	2,094,128	3,883,837
2022	4,052,188	—	(1,875,129)	50,522	1,879,100	4,106,681
2021	3,554,911	(44,980)	(1,794,940)	51,600	2,816,660	4,583,251
2020	3,254,389	(186,823)	(1,697,711)	44,846	944,119	2,358,820
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for René F. Jones ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for René F. Jones ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for René F. Jones ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for René F. Jones ($)	Total - Inclusion of Equity Values for René F. Jones ($)
2023	5,237,834	(110,045)	—	1,175,884	—	—	6,303,673
2022	4,560,864	(10,132)	—	681,157	—	—	5,231,889
2021	5,243,324	912,355	—	370,059	—	—	6,525,738
2020	2,537,896	(542,301)	—	(35,073)	—	—	1,960,522

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,848,301	(53,473)	—	299,300	—	—	2,094,128
2022	1,613,539	(8,580)	—	274,141	—	—	1,879,100
2021	2,214,324	429,158	—	173,178	—	—	2,816,660
2020	1,221,813	(259,702)	—	(17,992)	—	—	944,119

4.
The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the KBW NASDAQ Bank Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Return on Tangible Common Equity (ROTCE) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022 and 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. ROTCE is computed by dividing net operating income available to common equity by average tangible common equity. Net operating income available to common equity is computed by taking net income available to common equity and adding back the after-tax
effect of the amortization of core deposit and other intangible assets, adding back the after-tax
effects of merger-related expenses, and subtracting the
after-tax
effects of merger-related gains. Average tangible common equity is computed by taking average common equity for the applicable period and subtracting average goodwill and average core deposit and other intangible assets (net of any related average deferred tax amounts). The C&HC Committee and management use these non-GAAP
financial measures as they believe they better reflect the impact of acquisition activity in reported results. See
Appendix A
for a reconciliation of GAAP amounts with these corresponding non-GAAP
amounts.

Company Selected Measure Name	Return on Tangible Common Equity (ROTCE)
Named Executive Officers, Footnote
1.	Mr. Jones was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020—2021	2022	2023
Darren J. King	Darren J. King	Daryl Bible
Richard S. Gold	Richard S. Gold	Darren J. King
Kevin J. Pearson	Kevin J. Pearson	Kevin J. Pearson
Doris P. Meister	Christopher E. Kay	Christopher E. Kay
Doris P. Meister

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
	for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the KBW NASDAQ Bank Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 9,385,557	$ 8,815,707	$ 6,868,174	$ 5,532,007
PEO Actually Paid Compensation Amount	$ 9,677,118	8,747,318	9,143,656	3,876,327
Adjustment To PEO Compensation, Footnote

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for René F. Jones ($)	Exclusion of Change in Pension Value for René F. Jones ($)	Exclusion of Stock Awards and Option Awards for René F. Jones ($)	Inclusion of Pension Service Cost for René F. Jones ($)	Inclusion of Equity Values for René F. Jones ($)	Compensation Actually Paid to René F. Jones ($)
2023	9,385,557	(11,982)	(6,000,130)	—	6,303,673	9,677,118
2022	8,815,707	—	(5,300,278)	—	5,231,889	8,747,318
2021	6,868,174	—	(4,250,256)	—	6,525,738	9,143,656
2020	5,532,007	(66,115)	(3,550,087)	—	1,960,522	3,876,327

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for René F. Jones ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for René F. Jones ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for René F. Jones ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for René F. Jones ($)	Total - Inclusion of Equity Values for René F. Jones ($)
2023	5,237,834	(110,045)	—	1,175,884	—	—	6,303,673
2022	4,560,864	(10,132)	—	681,157	—	—	5,231,889
2021	5,243,324	912,355	—	370,059	—	—	6,525,738
2020	2,537,896	(542,301)	—	(35,073)	—	—	1,960,522

Non-PEO NEO Average Total Compensation Amount	$ 3,852,702	4,052,188	3,554,911	3,254,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,883,837	4,106,681	4,583,251	2,358,820
Adjustment to Non-PEO NEO Compensation Footnote

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,852,702	(33,416)	(2,045,257)	15,680	2,094,128	3,883,837
2022	4,052,188	—	(1,875,129)	50,522	1,879,100	4,106,681
2021	3,554,911	(44,980)	(1,794,940)	51,600	2,816,660	4,583,251
2020	3,254,389	(186,823)	(1,697,711)	44,846	944,119	2,358,820

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,848,301	(53,473)	—	299,300	—	—	2,094,128
2022	1,613,539	(8,580)	—	274,141	—	—	1,879,100
2021	2,214,324	429,158	—	173,178	—	—	2,816,660
2020	1,221,813	(259,702)	—	(17,992)	—	—	944,119

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and KBW NASDAQ Bank Index TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the company’s cumulative TSR, and the TSR of the KBW NASDAQ Bank Index over the four most recently completed fisca
l years.

Compensation Actually Paid vs. Net Income	Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income The fo llowing chart sets forth the relationship between Compensation Actually Paid to our PEO, the
Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and ROTCE
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our ROTCE during the four most recently completed fiscal years. See
Appendix A
for a reconciliation of GAAP amounts with these corresponding non-GAAP
amounts
.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and KBW NASDAQ Bank Index TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the company’s cumulative TSR, and the TSR of the KBW NASDAQ Bank Index over the four most recently completed fisca
l years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to company performance. The measures in this table are not ranked.

Net Operating Income
Earnings Per Share
Return on Tangible Common Equity

Total Shareholder Return Amount	$ 92.38	93.94	96.83	77.91
Peer Group Total Shareholder Return Amount	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 2,741,000,000	$ 1,992,000,000	$ 1,859,000,000	$ 1,353,000,000
Company Selected Measure Amount	0.176	0.167	0.168	0.128
PEO Name	René F. Jones
Measure:: 1
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Tangible Common Equity
Non-GAAP Measure Description	We determined Return on Tangible Common Equity (ROTCE) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022 and 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. ROTCE is computed by dividing net operating income available to common equity by average tangible common equity. Net operating income available to common equity is computed by taking net income available to common equity and adding back the after-tax
effect of the amortization of core deposit and other intangible assets, adding back the after-tax
effects of merger-related expenses, and subtracting the
after-tax
effects of merger-related gains. Average tangible common equity is computed by taking average common equity for the applicable period and subtracting average goodwill and average core deposit and other intangible assets (net of any related average deferred tax amounts). The C&HC Committee and management use these non-GAAP
financial measures as they believe they better reflect the impact of acquisition activity in reported results. See
Appendix A
for a reconciliation of GAAP amounts with these corresponding non-GAAP
	amounts.
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,982)	$ 0	$ 0	$ (66,115)
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,130)	(5,300,278)	(4,250,256)	(3,550,087)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,303,673	5,231,889	6,525,738	1,960,522
PEO | Year End Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,237,834	4,560,864	5,243,324	2,537,896
PEO | Change in Fair Value of Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,045)	(10,132)	912,355	(542,301)
PEO | VestingDate Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value to Vesting Date of Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,175,884	681,157	370,059	(35,073)
PEO | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,416)	0	(44,980)	(186,823)
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,045,257)	(1,875,129)	(1,794,940)	(1,697,711)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,680	50,522	51,600	44,846
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,128	1,879,100	2,816,660	944,119
Non-PEO NEO | Year End Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,848,301	1,613,539	2,214,324	1,221,813
Non-PEO NEO | Change in Fair Value of Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,473)	(8,580)	429,158	(259,702)
Non-PEO NEO | VestingDate Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value to Vesting Date of Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,300	274,141	173,178	(17,992)
Non-PEO NEO | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0